EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net income attributable to shareholders	$ 1,462.0	$ 1,651.0
Net income available to shareholders	1,317.0	1,518.0
Weighted average – common shares	958.8	959.0
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	21.2	17.6
Common shares and common share equivalents	980.0	976.6
Preferred equity
Earnings per share [line items]
Preferred share dividends	$ (145.0)	$ (133.0)